Related Party Transactions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Total related party balances	$ 38,291	$ 52,171
Trade And Receivables [Member]
Statement [Line Items]
Total related party balances	48,054	69,940
Trade And Other Payable [Member]
Statement [Line Items]
Total related party balances	(32,804)	(27,140)
Borrowings [Member]
Statement [Line Items]
Total related party balances	(442)	(1,623)
Investments In Financial Assets [Member]
Statement [Line Items]
Total related party balances	$ 23,483	$ 10,994